RELATED PARTY TRANSACTIONS (Details Narrative)																																				1 Months Ended						2 Months Ended		3 Months Ended		9 Months Ended					12 Months Ended
	Feb. 12, 2026 USD ($)	Aug. 31, 2025 USD ($)	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 19, 2025 USD ($)	Aug. 19, 2025 AUD ($)	Jun. 13, 2025 USD ($)	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	Apr. 12, 2025 USD ($)	Mar. 05, 2025 shares	Jan. 23, 2025 USD ($) shares	Jan. 05, 2025 shares	Dec. 03, 2024 USD ($)	Aug. 01, 2024 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Oct. 26, 2022 USD ($)	Oct. 26, 2022 AUD ($)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 AUD ($)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Aug. 12, 2021 USD ($) shares	May 14, 2019 USD ($)	May 14, 2019 AUD ($)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 USD ($)	Feb. 25, 2015 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 AUD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 AUD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Mar. 31, 2026 AUD ($)	Oct. 01, 2025 AUD ($)	Sep. 30, 2025	Aug. 14, 2025 USD ($)	Aug. 14, 2025 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 13, 2025 AUD ($)	Apr. 12, 2025 AUD ($)	Apr. 02, 2025 AUD ($)	Feb. 28, 2025 AUD ($)	Jan. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 03, 2024 AUD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 AUD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Aug. 01, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	May 31, 2024 USD ($)	May 04, 2024	Apr. 02, 2024 AUD ($)	Feb. 28, 2024 AUD ($)	Nov. 30, 2023 USD ($)	Jul. 05, 2023 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Operating lease, description																														Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
Payments for rent																																												$ 10,917	$ 6,469	$ 32,306		$ 20,187			$ 34,150		$ 34,150
Rent payable																																				$ 131,684								98,103		98,103					131,684								$ 142,529					$ 200,402
Investor loan, value																																				54,850								145,650	$ 70,315	145,650		70,315			54,850		130,800																					$ 57,639	$ 85,000			$ 71,629				$ 71,629
Loan accrued interest repaid		$ 7,072
Loan payable - long term																																				105,627															105,627		58,642
Bonus payable																																								$ 102,195	$ 150,000								$ 16,070	$ 25,000	130,106	$ 198,000	16,070	$ 25,000	$ 48,905	$ 73,387
Accrued salaries																																				132,734								141,446		141,446					132,734		97,044						$ 205,500					$ 202,000													$ 148,000
Employee related liabilities current																																				667,901								$ 738,187		738,187					667,901		639,371
Repaid loan amount	$ 16,428				$ 7,774	$ 12,000
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares											2,040		2,040
Payments form related party																																														$ 169,194
Subsequent Event [Member]
Related Party Transaction [Line Items]
Repaid loan amount						$ 12,000
Accounting Standard Update 201602 [Member]
Related Party Transaction [Line Items]
Operating lease, description																														Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022.
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																																																									$ 166,418	$ 221,890
Remaining bonus amount																																								$ 102,195	$ 150,000										$ 273,051	$ 415,540	141,118	217,540	$ 71,929	$ 107,937
Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate stated percentage																																																																															8.00%
New Three-Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessee operating lease term																					3 years	3 years
Payments for rent																					$ 2,176	$ 3,000
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																																		Feb. 25, 2019	Feb. 25, 2019
Base salary per month																																			$ 25,000
Annual salary																	$ 414,900	$ 600,000																$ 205,680	$ 300,000
Percentage of pension of monthly salary																																																							9.50%	9.50%
Percentage of bonus of annual base salary																																														200.00%	200.00%				200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary																			$ 414,900	$ 600,000						$ 274,240	$ 400,000
Percentage of bonus of annual base salary																																		200.00%	200.00%											100.00%	100.00%				100.00%	100.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary																			309,313	400,000						$ 205,680	$ 300,000
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																																																									$ 316,957	$ 422,610
Loan Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value							$ 9,675			$ 39,625				$ 113,485	$ 98,060																											$ 9,731											$ 79,811												$ 15,000	$ 63,188				$ 15,000	$ 175,000	$ 9,731	$ 15,000			$ 150,000	$ 120,000
Debt instrument maturity date							Jun. 30, 2025			Jun. 30, 2025				Feb. 28, 2025	Nov. 01, 2024
Debt instrument loan bears interest rate							12.00%			12.00%				12.00%	12.00%
Debt instrument interest rate stated percentage							18.00%			18.00%				18.00%	18.00%																													18.00%		18.00%							12.00%						18.00%						18.00%	18.00%					18.00%					18.00%	12.00%
Debt instrument strike price															35.00%
Repaid loan amount					39,625
Loans payable																																				65,280								$ 0		$ 0					$ 65,280		$ 145,091														$ 105,000	$ 70,000												$ 105,000	$ 70,000
Letter Agreement [Member]
Related Party Transaction [Line Items]
Investor loan, value																$ 153,256																						$ 15,485																															$ 25,000														$ 230,000
Debt instrument maturity date																Jul. 05, 2026
Debt instrument loan bears interest rate																10.00%
Debt instrument interest rate stated percentage																10.00%																																																																			10.00%
Term of agreement																3 years
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares																10
Share price | $ / shares																$ 15,000
Investor [Member]
Related Party Transaction [Line Items]
Investor loan, value																																																														$ 78,249	$ 120,000
Debt instrument interest rate stated percentage																																																													12.00%
Repaid loan amount	1,957
Related Party [Member]
Related Party Transaction [Line Items]
Loan principal amount repaid	18,385		$ 150,808	$ 235,188
Loan accrued interest repaid	$ 5,124		$ 3,994	$ 6,205
Loan payable current																																				415,329								465,282		465,282					415,329		71,629																					$ 57,639	$ 85,000			$ 71,629				$ 71,629
Loan payable - long term																																				105,627								0		0					105,627		58,642
Debt instrument interest rate stated percentage																																																													12.00%
Repaid loan amount					$ 9,675
Payments form related party																																						$ 15,485	$ 25,000			$ 9,731	$ 15,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary																												$ 80,904	$ 120,000
Payments form related party																																																			6,866		17,714
Mr. Nathanielsz [Member]
Related Party Transaction [Line Items]
Officers compensation																																				130,106	$ 198,000
Bonus payable																																				273,051	$ 415,540									115,247	$ 172,939
Remaining balance of bonus payable																																												167,025		167,025													$ 242,664
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers compensation																			$ 96,810	$ 140,000			$ 177,840
Debt conversion, converted instrument, shares issued | shares																							4
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary																								$ 309,313	$ 400,000
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary																								$ 41,580	$ 54,000
Agreement term																								3 years	3 years
Option term																								10 years	10 years
Director's fee																																																												$ 45,000
Former Director [Member]
Related Party Transaction [Line Items]
Loan payable current																																																					49,528
Other Liabilities, Current																																																					29,759
Former Director [Member] | Debt Exchange [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current												$ 29,759
Issuance of common stock for cash, shares | shares												1,200
Settlement of loans for shares of common stock												$ 74,395
Issuance of common stock for conversion of convertible debt, conversion fees and accrued interest, shares | shares												1,200
Former Directors [Member]
Related Party Transaction [Line Items]
Loan payable current																																																					49,528
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party																																$ 3,205	$ 4,481
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessee operating lease term																														5 years																																																						5 years
Operating leases rent expense, minimum rentals																														$ 28,325	$ 39,600
Goods and service tax																														2,575	3,600
Payments for rent																																																			$ 131,684	$ 200,402	$ 129,930	$ 194,129
Operating leases rent expense, minimum rentals																														28,325	$ 39,600
North Horizon Pty Ltd [Member] | Three Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent																					$ 2,176	$ 3,000
North Horizon Pty Ltd [Member] | One Year Operating Lease Agreement [Member]
Related Party Transaction [Line Items]
Payments for rent								$ 2,127	$ 3,300
North Horizon Pty Ltd [Member] | Nathanielsz [Member]
Related Party Transaction [Line Items]
Future minimum payments due																														141,629																																																						$ 198,000
Operating leases, future minimum payments due																														$ 141,629																																																						$ 198,000